Derivative financial instruments	6 Months Ended
Sep. 30, 2022
Derivative financial instruments
13. Derivative financial instruments
The MHFG Group enters into derivative financial instruments in response to the diverse needs of customers, to manage the risk related to the assets and liabilities of the Group, as part of its asset and liability management, and for proprietary trading purposes. The Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the Group is exposed to credit risk associated with counterparty default or nonperformance in respect of transactions.

Counterparty credit risk arises when a counterparty fails to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to counterparty credit risk is measured by the fair value of all derivatives and its potential exposure at the balance sheet dates. The exposure to counterparty credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating the credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.
Notional and fair value amounts of derivative instruments
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2022 and September 30, 2022. The fair values of derivatives are presented on a gross basis; derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2022	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)

Interest rate contracts	1,395,950	—	4,624	—	4,716
Foreign exchange contracts	217,462	—	4,436	—	4,472
Equity-related contracts	9,887	—	426	—	345
Credit-related contracts	11,857	—	118	—	121
Other contracts	681	—	119	—	116

Total	1,635,837	—	9,723	—	9,770

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2022	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,627,102	—	8,916	—	9,229
Foreign exchange contracts	260,472	—	8,571	—	8,665
Equity-related contracts	7,735	—	285	—	214
Credit-related contracts	21,379	—	166	—	94
Other contracts	1,116	—	92	—	92

Total	1,917,804	—	18,030	—	18,294

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.
The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, which was not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which the amounts were ¥
1,549
 billion and ¥
1,076
 billion at March 31, 2022, and ¥
2,120
billion and ¥
1,744
billion at September 30, 2022, respectively.
Hedging activities
In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. The MHFG Group’s hedging activities include net investment hedges.

Net investment hedges
The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese
subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. The foreign currency-denominated debt instruments qualifying as hedging instruments include deposits and long-term debt, of which the carrying amounts of the portion designated as net investment hedges are included within the respective items in the consolidated balance sheets as well as relevant accompanying notes. For net investment hedges, the entire change in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated as a hedge of the net investment. The gains and losses recorded in other comprehensive income (loss) (“OCI”) related to net investment hedges were immaterial.
Derivative instruments not designated or qualifying as hedges
The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management strategies: (1) interest-rate swap transactions for the purpose of economically managing the interest-rate risks in deposits, loans, etc., (2) currency swap transactions for the purpose of economically managing the foreign exchange risk of these assets, (3) equity-related derivatives for the purpose of economically managing the risk of stock price fluctuation involved in holding equity products, and (4) credit derivatives for the purpose of economically managing the credit risk in loans, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLO”) and other similar assets. Such derivatives are accounted for as trading positions. The changes in fair value of these instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gains (losses) resulting from changes in the fair value of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2021 and 2022:

	Gains (losses) recorded in income for six months ended September 30,
	2021	2022

	(in millions of yen)

Interest rate contracts	20,602	(179,783)
Foreign exchange contracts	7,407	251,060
Equity-related contracts	33,504	482,233
Credit-related contracts (Note)	(15,599)	42,152
Other contracts	6,875	61,001

Total	52,789	656,663

Note:
Amounts include the net gains (losses) of ¥(395) million and ¥172 million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2021 and 2022, respectively.

Credit derivatives
A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.
The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and the related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credits, which substantially offsets its exposure. Thus, the notional amount is not necessarily a reliable indicator of the Group’s actual loss exposure.
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2022 and September 30, 2022:

	March 31, 2022		September 30, 2022
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)

Credit protection written:
Investment grade	3,045	38	4,370	—
Non-investment grade	2,122	54	5,496	(41)

Total	5,167	92	9,866	(41)

Credit protection purchased	6,690	(95)	11,513	113

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2022 and September 30, 2022:

	Maximum payout/Notional amount
	March 31, 2022	September 30, 2022

	(in billions of yen)
One year or less	245	242
After one year through five years	4,785	9,239
After five years	137	385

Total	5,167	9,866

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features
Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt credit rating were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments which are in net liability positions for the Group.
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,149	1,866
Collateral provided to counterparties in the normal course of business	1,164	1,743
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	—	123

Note:	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2022.